Fair Value - Roll Forward (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Derivative financial liabilities (Earnout Shares)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at beginning of year	$ 0	$ (17,290)
Change in fair value included in earnings	0	(4,928)
Vesting of Earnout Shares		22,218
Balance at end of year	0	0
Equity- method investees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	1,955	3,522
Change in fair value included in earnings	170	(1,567)
Vesting of Earnout Shares		0
Balance at end of period	$ 2,125	$ 1,955